COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Codere Online Business [Member]
Reserve Quantities [Line Items]
Net income/(loss) before tax	€ (14,769,000)	€ (16,146,000)
Net financial results	520,000	269,000
Operating income/(loss)	(14,249,000)	(15,877,000)
Non-cash expenses:	924,000	1,403,000
Depreciation and amortization (Note 14)	931,000	1,194,000
Movements in provisions	(117,000)	112,000
Expected credit loss	110,000	97,000
Changes in working capital:	17,542,000	13,555,000
Trade receivables and other current assets (Note 8)	3,676,000	(3,781,000)
Trade payables and other current liabilities (Note 12)	13,866,000	17,336,000
Income tax paid	(361,000)	(323,000)
Net cash provided by (used in) operating activities	3,856,000	(1,242,000)
Payment for purchases of property, plant and equipment (Note 6)	(55,000)	(75,000)
Payments for investments	(17,000)	(200,000)
Net cash used in investing activities	(72,000)	(275,000)
Drawdown of other borrowings (Note 11)	245,000	7,163,000
Capitalized lease payments (IFRS 16)	9,000	0
Other lease payments*	(429,000)	(349,000)
Net cash provided by (used in) financing activities	(175,000)	6,814,000
Net increase in cash and cash equivalents	3,609,000	5,297,000
Cash and cash equivalents at the beginning of the year	8,018,000	2,630,000
Effect of changes in exchange rates on cash and cash equivalents	(726,000)	91,000
Cash and cash equivalents at the end of the year	€ 10,901,000	€ 8,018,000